Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

4. Net Income (Loss) Per Share

The Company calculates basic net income per share of common stock by dividing net income attributable to the common stockholders for the period by the weighted-average number of shares of common stock and participating convertible preferred stock outstanding during the period. The Company calculates diluted net income per share by dividing net income attributable to the Company for the period by the weighted-average number of shares of common stock and convertible preferred stock outstanding during the period, plus any dilutive effect from share-based equity awards and warrants during the period, as calculated for the nine months ended September 30, 2013 and 2012 using the treasury stock method. The Series A Convertible Preferred Stock does not participate in positive earnings differently than common stock. Accordingly, the net income attributable to common and preferred stockholders would be divided proportionately by the number of shares outstanding of each and there would be no difference in the determination of basic and diluted net income per share calculated separately for common and preferred stock. As of August 8, 2013, the preferred stock converted to common stock on a 1:1 basis, being included in the basic EPS calculation for positive and negative earnings from that point forward. Included in the diluted weighted average shares outstanding is the unvested portion of early option exercises of 573,941 shares on June 13, 2012. These unvested shares are removed from the basic earnings per share calculation as the shares can be repurchased by the Company prior to the vesting date should employment of the early exercised option shareholders be terminated. On March 11 and July 16, 2013, 244,009 and 11,563, respectively, of these shares vested. The computation of basic and diluted net income per share is as follows:

	Nine Months Ended September 30,
	2013	2012
Net income (loss)	$(2,805)	$2,784
Weighted average number of shares outstanding:
Weighted average common shares outstanding	20,336,459	15,833,195
Effect of convertible preferred stock	—	17,418,807

Weighted average shares outstanding for basic earnings per share	20,336,459	33,252,002
Effect of share-based equity award plan	—	1,532,210
Effect of warrants	—	63,128

Weighted average shares outstanding for diluted earnings per share	20,336,459	34,847,340
Net income (loss) per share:
Basic	$(0.14)	$0.08

Diluted	$(0.14)	$0.08

The weighted average number of shares outstanding used in the computation of basic and diluted loss per share for the nine months ended September 30, 2013 does not include the effect of 14,037,134 shares of convertible preferred stock, as these shares are not obligated to participate in losses. The weighted average number of shares outstanding used in the computation of diluted loss per share for the nine months ended September 30, 2013 do not include the effect of 1,867,295 stock options and warrants. The effect of these potentially outstanding shares were not included in the calculation of diluted loss per share because the effect would have been anti-dilutive.

3. Net Income (Loss) Per Share

The Company calculates basic net income (loss) per share of common stock by dividing net income (loss) attributable to the common stockholders for the period by the weighted-average number of shares of common stock and participating convertible preferred stock outstanding during the period. The Company calculates diluted net income (loss) per share by dividing net income (loss) attributable to the Company for the period by the weighted-average number of shares of common stock and convertible preferred stock outstanding during the period, plus any dilutive effect from share-based equity awards and warrants during the period, as calculated in 2012 using the treasury stock method. The Series A Convertible Preferred Stock does not participate in earnings differently than common stock. Accordingly, the net income attributable to common and preferred stockholders would be divided proportionately by the number of shares outstanding of each and there would be no difference in the determination of basic and diluted net income (loss) per share calculated separately for common and preferred stock. Included in the diluted weighted average shares outstanding is the effect of early option exercises of 573,941 shares on June 13, 2012. These shares are removed from the basic earnings per share calculation as the shares can be repurchased by the Company prior to the vesting date should employment of the early exercised option shareholders be terminated. The computation of basic and diluted net income (loss) per share is as follows:

	Year Ended December 31,
	2011	2012
Net income (loss)	$(184)	$4,305
Weighted average number of shares outstanding:
Weighted average common shares outstanding	16,757,527	15,748,551
Effect of convertible preferred stock	—	17,418,807

Weighted average shares outstanding for basic earnings per share	16,757,527	33,167,358
Effect of share-based equity award plan	—	1,555,447
Effect of warrants	—	67,832

Weighted average shares outstanding for diluted earnings per share	16,757,527	34,790,637
Net income (loss) per share:
Basic	$(0.01)	$0.13
Diluted	$(0.01)	$0.12

The weighted average number of shares outstanding used in the computation of basic and diluted loss per share for the year ended December 31, 2011 does not include the effect of 17,418,807 convertible preferred stock, as these shares are not obligated to participate in losses. The weighted average number of shares outstanding used in the computation of diluted loss per share for the year ended December 31, 2011 does not include the effect of 1,839,607 stock options and warrants and convertible preferred stock. The effects of these potentially outstanding shares were not included in the calculation of diluted loss per share because the effect would have been anti-dilutive.

Unaudited Pro Forma Information

All of the outstanding shares of convertible preferred stock will convert into common stock on the closing of an initial public offering of common stock at a price per share of not less than $15.60 under the Securities Act of 1933 on a 1:1 basis. For purposes of pro forma basic net income per share, all shares of Series A Convertible Preferred Stock have been treated as though they have converted to common stock of the Company at the beginning of the period.

The computation of pro forma basic and diluted net income per share is as follows:

Year Ended December 31, 2012
Net income	$4,305

Pro forma weighted average number of shares outstanding:
Weighted average common shares outstanding	15,748,551
Effect of convertible preferred stock	17,418,807

Pro forma weighted average shares outstanding for basic earnings per share	33,167,358
Effect of share-based equity award plan	1,555,447
Effect of warrants	67,832

Pro forma weighted average shares outstanding for diluted earnings per share	34,790,637
Pro forma net income per share:
Basic	$0.13

Diluted	$0.12